Income tax - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of income tax [Line Items]
Prior year deferred tax impact	$ 5,916	$ (10,719)	$ 15,269
Effective tax rate	(6.60%)	15.30%	6.90%
Net deferred tax liabilities	$ 1,811	$ 53
Deferred tax assets	298,360	309,807
Tax losses expire	1,480,638
ICELAND
Disclosure of income tax [Line Items]
Tax losses expire	1,439,400
LUXEMBOURG
Disclosure of income tax [Line Items]
Tax losses expire	41,200
Other
Disclosure of income tax [Line Items]
Net deferred tax liabilities	2,085	3,562
Deferred tax assets	$ 10,760	$ 11,941